ITEM 1. SCHEDULE OF INVESTMENTS

T. ROWE PRICE CAPITAL APPRECIATION FUND
Unaudited		March 31, 2006
PORTFOLIO OF INVESTMENTS †	Shares/$ Par	Value
(Cost and value in $000s)

COMMON STOCKS 61.2%
CONSUMER DISCRETIONARY 7.7%
Diversified Consumer Services 0.4%
ServiceMaster	2,453,000	32,183
		32,183
Household Durables 1.4%
Fortune Brands	415,000	33,462
Newell Rubbermaid	2,858,000	71,993
		105,455
Leisure Equipment & Products 0.4%
Hasbro	1,579,000	33,317
		33,317
Media 4.2%
Comcast, Special Class A (1)	2,061,000	53,916
Liberty Media, Class A (1)	7,013,000	57,577
Meredith	676,000	37,714
New York Times, Class A	2,098,000	53,100
Time Warner	5,493,000	92,227
Washington Post, Class B	47,400	36,818
		331,352
Specialty Retail 1.3%
Home Depot	1,337,000	56,555
RadioShack	2,454,200	47,194
		103,749
Total Consumer Discretionary		606,056
CONSUMER STAPLES 4.3%
Beverages 1.9%
Anheuser-Busch	903,000	38,621
Coca-Cola	2,739,000	114,682
		153,303
Food & Staples Retailing 0.6%
CVS	1,601,000	47,822
		47,822
Food Products 0.9%
General Mills	1,407,000	71,307
		71,307
Tobacco 0.9%
Altria Group	979,000	69,372
		69,372
Total Consumer Staples		341,804
ENERGY 2.4%
Energy Equipment & Services 0.8%
Baker Hughes	908,000	62,107
		62,107
Oil, Gas & Consumable Fuels 1.6%
Chevron	486,600	28,208
Murphy Oil	1,204,000	59,983
Royal Dutch Shell ADR	656,000	40,843
		129,034
Total Energy		191,141
FINANCIALS 12.3%
Capital Markets 1.7%
Ameriprise Financial	1,535,000	69,167
Charles Schwab	3,840,000	66,087
		135,254
Commercial Banks 0.2%
Royal Bank of Scotland (GBP)	489,000	15,930
		15,930
Diversified Financial Services 1.0%
J.P. Morgan Chase	1,974,000	82,197
		82,197
Insurance 9.0%
Allstate	1,110,000	57,842
American International Group	1,545,000	102,109
Assurant	1,292,000	63,631
Genworth Financial, Class A	2,690,000	89,927
Hartford Financial Services	683,700	55,072
Marsh & McLennan	6,297,000	184,880
Prudential Financial	554,000	41,999
SAFECO	558,900	28,062
White Mountains Insurance Group	51,000	30,319
XL Capital	834,000	53,468
		707,309
Real Estate 0.4%
Potlatch, REIT	705,020	30,203
		30,203
Total Financials		970,893
HEALTH CARE 7.6%
Health Care Equipment & Supplies 1.9%
Baxter International	1,277,060	49,563
Boston Scientific (1)	4,506,000	103,863
		153,426
Health Care Providers & Services 2.5%
AmerisourceBergen	2,423,162	116,966
Cardinal Health	1,066,000	79,438
		196,404
Pharmaceuticals 3.2%
Merck	2,242,000	78,986
Pfizer	3,060,000	76,255
Wyeth	2,007,000	97,380
		252,621
Total Health Care		602,451
INDUSTRIALS & BUSINESS SERVICES 6.3%
Aerospace & Defense 1.5%
Honeywell International	2,720,000	116,334
Lockheed Martin	47,900	3,599
		119,933
Air Freight & Logistics 0.7%
Ryder System	1,293,000	57,900
		57,900
Commercial Services & Supplies 0.9%
Waste Management	1,925,000	67,952
		67,952
Industrial Conglomerates 2.5%
GE	4,121,000	143,329
Tyco International	2,098,109	56,397
		199,726
Road & Rail 0.7%
Burlington Northern Santa Fe	630,000	52,498
		52,498
Total Industrials & Business Services		498,009
INFORMATION TECHNOLOGY 5.4%
Computers & Peripherals 0.5%
Hewlett-Packard	1,205,000	39,645
		39,645
IT Services 1.4%
First Data	2,377,900	111,333
		111,333
Semiconductor & Semiconductor Equipment 1.3%
Intel	5,439,000	105,245
		105,245
Software 2.2%
Microsoft	6,411,000	174,443
		174,443
Total Information Technology		430,666
MATERIALS 8.0%
Chemicals 2.9%
Chemtura	1,821,256	21,454
DuPont	2,853,000	120,425
Innospec (2)	977,000	25,041
Potash Corp./Saskatchewan	730,000	64,306
		231,226
Metals & Mining 3.4%
Alcoa	1,653,000	50,516
Newmont Mining	2,265,000	117,531
Nucor	418,000	43,802
Teck Cominco, Class B (CAD)	854,848	55,060
		266,909
Paper & Forest Products 1.7%
Bowater	1,048,900	31,026
International Paper	2,882,000	99,631
		130,657
Total Materials		628,792
TELECOMMUNICATION SERVICES 3.4%
Diversified Telecommunication Services 2.6%
AT&T	1,510,000	40,830
BellSouth	1,372,000	47,540
Telus (CAD)	380,000	14,925
Telus (Non-voting shares)	101,200	3,917
Verizon Communications	2,922,000	99,523
		206,735
Wireless Telecommunication Services 0.8%
Sprint Nextel	2,502,000	64,652
		64,652
Total Telecommunication Services		271,387
UTILITIES 3.8%
Electric Utilities 2.4%
Entergy	1,027,000	70,801
Exelon	365,000	19,309
FirstEnergy	1,358,946	66,452
Pinnacle West Capital	292,000	11,417
Unisource Energy	661,300	20,170
		188,149
Independent Power Producers & Energy Traders 1.1%
Duke Energy	2,167,000	63,168
Mirant (1)	852,569	21,314
		84,482
Multi Utilities 0.3%
NiSource	1,231,000	24,891
		24,891
Total Utilities		297,522

Total Common Stocks (Cost $3,881,021)		4,838,721
PREFERRED STOCKS 0.0%
Electric Utilities 0.0%
Entergy-GSU	6,082	308
Total Preferred Stocks (Cost $237)		308

CONVERTIBLE PREFERRED STOCKS 7.1%
CONSUMER DISCRETIONARY 3.6%
Automobiles 2.7%
Ford Motor Capital Trust II	977,000	29,359
General Motors	7,297,700	169,380
General Motors, Series B	888,000	14,421
		213,160
Household Durables 0.9%
Newell Financial Trust	1,609,400	69,687
		69,687
Total Consumer Discretionary		282,847
FINANCIALS 2.7%
Capital Markets 1.0%
AMG (1)(3)	795,000	40,361
E*Trade Financial	1,145,000	39,674
		80,035
Insurance 1.5%
Aspen Insurance Holdings	641,800	33,309
Genworth Financial	709,000	25,992
IPC Holdings	755,000	20,826
Travelers Property	1,642,700	39,408
		119,535
Thrifts & Mortgage Finance 0.2%
Fannie Mae	148	14,227
		14,227
Total Financials		213,797
HEALTH CARE 0.2%
Pharmaceuticals 0.2%
Schering-Plough	224,600	11,405
Total Health Care		11,405
MATERIALS 0.1%
Containers & Packaging 0.1%
Owens-Illinois	321,000	11,106
Total Materials		11,106
UTILITIES 0.5%
Independent Power Producers & Energy Traders 0.5%
NRG Energy (3)	33,200	41,609
Total Utilities		41,609

Total Convertible Preferred Stocks (Cost $535,430)		560,764

CONVERTIBLE BONDS 11.5%
American International, Zero Coupon, 11/9/31	10,025,000	6,864
Amgen, 0.375%, 2/1/13 (3)	39,753,000	40,424
Crown Castle International, 4.00%, 7/15/10	11,055,000	29,524
Fisher Scientific, 3.25%, 3/1/24	3,306,000	3,584
Fortis Insurance, 7.75%, 1/26/08 (3)	8,785,000	11,636
General Mills, Zero Coupon, 10/28/22	77,287,000	53,886
Hercules, 6.50%, 6/30/29	14,559,000	11,647
Intel, 2.95%, 12/15/35 (3)	48,885,000	42,857
International Paper, Zero Coupon, 6/20/21	148,060,000	84,205
Juniper Networks, Zero Coupon, 6/15/08	44,147,000	47,763
King Pharmaceutical, 2.75%, 11/15/21	16,484,000	16,192
Lamar Advertising Company, 2.875%, 12/31/10	22,703,000	26,400
Liberty Media, 0.75%, 3/30/23	89,329,000	94,238
Liberty Media, Class B, 3.25%, 3/15/31	98,750,000	76,623
Lifepoint Hospitals, 3.25%, 8/15/25	34,053,000	29,196
Lucent Technologies, Series A, 2.75%, 6/15/23	18,261,000	19,509
Lucent Technologies, Series B, 2.75%, 6/15/25	24,535,000	27,584
Lucent Technologies, 8.00%, 8/1/31	27,342,000	27,889
Red Hat, 0.50%, 1/15/24 (3)	5,922,000	7,124
Red Hat, 0.50%, 1/15/24	12,810,000	15,409
Roche Holdings, LYONs, 7/23/21 (3)	84,888,000	68,186
Schlumberger, Series A, 1.50%, 6/1/23	19,236,000	33,862
Schlumberger, Series B, 2.125%, 6/1/23	27,361,000	44,714
Time Warner, 2.375%, 4/21/26	5,323,000	6,070
Tyco International, Series B, 3.125%, 1/15/23	19,830,000	25,504
United Dominion Realty Trust, 4.00%, 12/15/35 (3)	18,670,000	20,299
USF&G, 0.00%, 3/3/09 (4)	15,349,000	13,360
Valeant Pharmaceuticals, 4.00%, 11/15/13	31,586,000	27,557
Total Convertible Bonds (Cost $846,463)		912,106

CORPORATE BONDS 0.6%
General Motors Acceptance Corp., 6.75%, 12/1/14	39,483,000	35,734
XM Satellite Radio, 12.00%, 6/15/10	2,867,000	3,197
XM Satellite Radio, 14.00%, 12/31/09 (5)	5,587,442	5,993
Total Corporate Bonds (Cost $43,391)		44,924
SHORT-TERM INVESTMENTS 20.0%

Money Market Funds 20.0%

T. Rowe Price Reserve Investment Fund, 4.71% (2)(6)	1,579,080,225	1,579,080

Total Short-Term Investments (Cost $1,579,080)	1,579,080

Total Investments in Securities
100.4% of Net Assets (Cost $6,885,622)	$7,935,903

†	Denominated in U.S. dollars unless otherwise noted
(1)	Non-income producing
(2)	Affiliated company
(3)	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be resold in transactions exempt from registration only to qualified institutional buyers -- total value of such securities at period end amounts to
$272,496 and represents 3.4% of net assets.
(4)	Variable Rate; rate shown is effective rate at period-end
(5)	Stepped coupon bond for which the coupon rate of interest will adjust on specified future date(s)
(6)	Seven-day yield
ADR	American Depository Receipts
CAD	Canadian Dollar
GBP	British Pound
LYONs	Liquid Yield Option Notes
REIT	Real Estate Investment Trust

(2) Affiliated Companies
($ 000s)

The fund may invest in certain securities that are considered affiliated companies. As defined by the 1940 Act, an affiliated company is one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common ownership or control.

	Purchase	Sales	Investment	Value
Affiliate	Cost	Cost	Income ‡	3/31/06	12/31/05
Innospec *	$-	$106	$79	$25,041	$16,107
T. Rowe Price Reserve
Investment Fund,
4.71%	¤	¤	14,736	1,579,080	1,318,482
Totals			$14,815	$1,604,121	$1,334,589

‡	Includes dividend income of $14,815 and no interest income.
*	At December 31, 2005 the issuer's name was Octel.
¤	Purchase and sale information not shown for cash management funds.

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE CAPITAL APPRECIATION FUND
Unaudited	March 31, 2006
NOTES TO PORTFOLIO OF INVESTMENTS

NOTE 1 - SIGNIFICANT ACCOUNTING POLICIES

T. Rowe Price Capital Appreciation Fund (the fund) is registered under the Investment Company Act of 1940 (the 1940 Act) as a diversified, open-end management investment company. The fund seeks long-term capital appreciation by investing primarily in common stocks. It may also hold fixed-income and other securities to help preserve principal value.

The accompanying portfolio of investments was prepared in accordance with accounting principles generally accepted in the United States of America, which require the use of estimates made by fund management. Fund management believes that estimates and security valuations are appropriate; however actual results may differ from those estimates, and the security valuations reflected in the portfolio of investments may differ from the value the fund receives upon sale of the securities.

Valuation

The fund values its investments and computes its net asset value per share at the close of the New York Stock Exchange (NYSE), normally 4 p.m. ET, each day that the NYSE is open for business. Equity securities listed or regularly traded on a securities exchange or in the over-the-counter market are valued at the last quoted sale price or, for certain markets, the official closing price at the time the valuations are made, except for OTC Bulletin Board securities, which are valued at the mean of the latest bid and asked prices. A security that is listed or traded on more than one exchange is valued at the quotation on the exchange determined to be the primary market for such security. Listed securities not traded on a particular day are valued at the mean of the latest bid and asked prices for domestic securities and the last quoted sale price for international securities.

Debt securities are generally traded in the over-the-counter market. Securities with original maturities of one year or more are valued at prices furnished by dealers who make markets in such securities or by an independent pricing service, which considers yield or price of bonds of comparable quality, coupon, maturity, and type, as well as prices quoted by dealers who make markets in such securities. Securities with original maturities of less than one year are valued at amortized cost in local currency, which approximates fair value when combined with accrued interest.

Investments in mutual funds are valued at the mutual fund’s closing net asset value per share on the day of valuation.

Other investments and those for which the above valuation procedures are inappropriate or are deemed not to reflect fair value are stated at fair value as determined in good faith by the T. Rowe Price Valuation Committee, established by the fund's Board of Trustees.

Most foreign markets close before the close of trading on the NYSE. If the fund determines that developments between the close of a foreign market and the close of the NYSE will, in its judgment, materially affect the value of some or all of its portfolio securities, which in turn will affect the fund's share price, the fund will adjust the previous closing prices to reflect the fair value of the securities as of the close of the NYSE, as determined in good faith by the T. Rowe Price Valuation Committee, established by the fund's Board of Trustees. A fund may also fair value securities in other situations, such as when a particular foreign market is closed but the fund is open. In deciding whether to make fair value adjustments, the fund reviews a variety of factors, including developments in foreign markets, the performance of U.S. securities markets, and the performance of instruments trading in U. S. markets that represent foreign securities and baskets of foreign securities. The fund uses outside pricing services to provide it with closing market prices and information used for adjusting those prices. The fund cannot predict when and how often it will use closing prices and when it will adjust those prices to reflect fair value. As a means of evaluating its fair value process, the fund routinely compares closing market prices, the next day's opening prices in the same markets, and adjusted prices.

Investment Transactions

Investment transactions are accounted for on the trade date.

NOTE 2 - INVESTMENT TRANSACTIONS

Consistent with its investment objective, the fund engages in the following practices to manage exposure to certain risks or enhance performance. The investment objective, policies, program, and risk factors of the fund are described more fully in the fund’s prospectus and Statement of Additional Information.

Restricted Securities

The fund may invest in securities that are subject to legal or contractual restrictions on resale. Although certain of these securities may be readily sold, for example, under Rule 144A, others may be illiquid, and their sale may involve substantial delays and additional costs, and prompt sale at an acceptable price may be difficult.

NOTE 3 - FEDERAL INCOME TAXES

At March 31, 2006, the cost of investments for federal income tax purposes was $6,885,622,000. Net unrealized gain aggregated $1,050,281,000 at period-end, of which $1,211,720,000 related to appreciated investments and $161,439,000 related to depreciated investments.

NOTE 4 - RELATED PARTY TRANSACTIONS

The fund may invest in the T. Rowe Price Reserve Investment Fund and the T. Rowe Price Government Reserve Investment Fund (collectively, the T. Rowe Price Reserve Funds), open-end management investment companies managed by Price Associates and affiliates of the fund. The T. Rowe Price Reserve Funds are offered as cash management options to mutual funds, trusts, and other accounts managed by Price Associates and/or its affiliates, and are not available for direct purchase by members of the public. The T. Rowe Price Reserve Funds pay no investment management fees.

For the period ended March 31, 2006, total realized gain/loss on all affiliated companies was $227,000.

Item 2. Controls and Procedures.

(a) The registrant’s principal executive officer and principal financial officer have evaluated the registrant's disclosure controls and procedures within 90 days of this filing and have concluded that the registrant's disclosure controls and procedures were effective, as of that date, in ensuring that information required to be disclosed by the registrant in this Form N-Q was recorded, processed, summarized, and reported timely.

(b) The registrant’s principal executive officer and principal financial officer are aware of no change in the registrant's internal control over financial reporting that occurred during the registrant's most recent fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Separate certifications by the registrant's principal executive officer and principal financial officer, pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 and required by Rule 30a-2(a) under the Investment Company Act of 1940, are attached.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment
Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

T. Rowe Price Capital Appreciation Fund

By	/s/ Edward C. Bernard
Edward C. Bernard
Principal Executive Officer

Date	May 19, 2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment
Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ Edward C. Bernard
Edward C. Bernard
Principal Executive Officer

Date	May 19, 2006

By	/s/ Joseph A. Carrier
Joseph A. Carrier
Principal Financial Officer

Date	May 19, 2006